Finance Costs and Income (Tables)	12 Months Ended
Dec. 31, 2025
Text Block 1 [Abstract]
Summary of finance costs and Iincome Explanatory

Years ended December 31,	2025	2024
Interest on debt	$63	$86
Debt extinguishment costs of the 2027 Notes[1]	42	-
Accretion of Notes discount	7	12
Lease interest expense	4	4
Other interest expense	8	1
Total finance costs	$124	$103

Finance Income
Interest income	4	5
Net finance costs	$120	$98

[1] Debt extinguishment costs of the 2027 Notes for the year ended December 31, 2025, includes $29 million for derecognition of the remaining 2027 Notes discount and deferred transaction costs, and $13 million premium on early redemption of the 2027 Notes.